Organization and Description of Business (Details)							1 Months Ended	6 Months Ended
		Dec. 05, 2023 USD ($)	Dec. 04, 2023 $ / shares shares	Nov. 30, 2023 $ / shares shares	Apr. 03, 2023	Jun. 24, 2022	Dec. 31, 2023 $ / shares shares	Sep. 30, 2024 USD ($) $ / shares	Sep. 30, 2024 HKD ($)	Mar. 31, 2024 $ / shares	Dec. 01, 2023 $ / shares	Mar. 25, 2020 USD ($)	Mar. 25, 2020 HKD ($)	Nov. 10, 2016 USD ($)	Nov. 10, 2016 HKD ($)
Organization and Description of Business [Line Items]
Share capital value								$ 1				$ 100,000	$ 900,000	$ 2,400,000	$ 19,000,000
Ordinary shares, price per share (in Dollars per share)	[1]							$ 0.0001		$ 0.0001
Gross proceeds (in Dollars) | $		$ 11,500,000
Ownership interests percentage					100.00%	100.00%		100.00%
I Win Holdings Limited [Member]
Organization and Description of Business [Line Items]
Share capital value								$ 2,000,000	$ 15,901,000
Voting rights percentage					50.00%	50.00%
Lobster Financial Holdings Limited [Member]
Organization and Description of Business [Line Items]
Voting rights percentage								50.00%	50.00%
Smark Holding Limited [Member]
Organization and Description of Business [Line Items]
Voting rights percentage								50.00%	50.00%
China Union Financial Holding Limited [Member]
Organization and Description of Business [Line Items]
Share capital value | $								$ 1,000
IPO [Member]
Organization and Description of Business [Line Items]
Ordinary shares (in Shares) | shares							2,500,000
Ordinary shares, price per share (in Dollars per share)							$ 4
Public offering, price per share (in Dollars per share)											$ 4
Over-Allotment Option [Member]
Organization and Description of Business [Line Items]
Ordinary shares (in Shares) | shares			375,000	375,000
Public offering, price per share (in Dollars per share)			$ 4	$ 4
Gross proceeds (in Dollars) | $		$ 11,500,000

[1]	Shares and per share data are presented on a retroactive basis to reflect the ordinary shares issuance and share split.